Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000167184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Canterbury Portfolio Thermostat - Institutional Shares
Without Sales Load [Member] | C000167184
Average Annual Return [Line Items]
Average Annual Return, Percent	26.34%	4.70%	5.12%
MSCI WORLD INDEX Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Gross)
Average Annual Return, Percent	29.68%	11.80%	13.26%